RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended
	Jan. 31, 2023	Mar. 31, 2024
Related Party Transaction [Line Items]
Sponsor advisory services fee		$ 250,000
Working capital expenses		158,819
Compensation cost recognized		800,396
Performance Based R S Us [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Isssued shares to related party	40,000
Performance Based R S Us [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Isssued shares to related party	20,000
Sponsor [Member]
Related Party Transaction [Line Items]
Due to Sponsor		250,000
Sponsor Advisory Services Fee [Member]
Related Party Transaction [Line Items]
Sponsor advisory services fee		$ 2,000,000
Isssued shares to related party		150,000